Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Foreign exchange risk management, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 55,898	¥ 9,820
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	842	713
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 55,056	¥ 9,107